UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		1 Months Ended		5 Months Ended		6 Months Ended
		Jan. 26, 2022		Jun. 30, 2022		Jun. 30, 2023
Operating activities
Net income		$ 23,244	[1]	$ 17,659	[1],[2],[3]	$ 114,778
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses		5,745	[1]	14,966	[3]	38,795
Amortization of intangible assets and liabilities charter agreements, net		0	[1]	(7,070)	[1]	(8,593)
Amortization of deferred charges		1,588	[1]	441	[1]	2,319
Gain on sale of vessels and equipment		0	[1]	0	[1]	(42,549)
Drydocking expenditure		0	[1]	0	[1]	(4,284)
Compensation cost related to share-based payment		238	[1]	0	[1]	1,197
Change in fair value of derivative instruments		0	[1]	0	[1]	(6,446)
Change in assets and liabilities:
Trade accounts receivable		(117)	[1]	(2,285)	[1]	(3,885)
Inventories		0	[1]	(1,298)	[1]	387
Other current and other non-current assets		(7,226)	[1]	5,158	[1]	(4,892)
Amounts (due to) /from related parties		1,252	[1]	3,067	[1]	(1,270)
Trade accounts payable		(400)	[1]	991	[1]	26,966
Accrued expenses		(180)	[1]	3,261	[1]	(7,178)
Other current and non-current liabilities		2,957	[1]	(598)	[1]	12,236
Net cash provided by operating activities		27,101	[1]	34,292	[1]	117,581
Investing activities
Additions to vessels and equipment		0	[1]	0	[1]	(872)
Proceeds from sale of vessels and equipment		0	[1]	0	[1]	184,300
Additions to intangible assets		0	[1]	0	[1]	(432)
Consideration for acquisition of vessels and management entities		0	[1]	(218,276)	[1]	0
Net cash provided by / (used in) investing activities		0	[1]	(218,276)	[1]	182,996
Financing activities
Proceeds from short-term and long-term debt		0	[1]	570,000	[1]	70,000
Repayments of short-term and long-term debt		(498,832)	[1]	(24,862)	[1]	(144,828)
Financing arrangement fees and other costs		0	[1]	(6,128)	[1]	(1,892)
Cash dividends paid		0	[1]	0	[1]	(43,487)
Repayments of Parent's funding		(136,351)	[1]	0	[1]	0
Repayments to CoolCo in connection with acquisition, net of equity proceeds				(581,072)	[1]	0
Contributions from CoolCo in connection with acquisition, net of equity proceeds	[1]	581,072
Net proceeds from equity raise		0	[1]	267,056	[1]	0
Net cash (used in) / provided by financing activities		(54,111)	[1]	224,994	[1]	(120,207)
Net increase / (decrease) in cash, cash equivalents and restricted cash		(27,010)	[1]	41,010	[1]	180,370
Cash, cash equivalents and restricted cash at beginning of year		77,902	[1]	50,892	[1]	133,077	[4]
Cash, cash equivalents and restricted cash at end of year		$ 50,892	[1]	$ 91,902	[4]	$ 313,447	[4]

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[4]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.